Submission	Jul. 16, 2026
Submission [Line Items]
Central Index Key	0001487718
Registrant Name	AMERICAN BATTERY MATERIALS, INC.
Registration File Number	333-277021
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES